Pension and Postretirement Benefit Plans and Defined Contribution Plans - One-Percentage-Point Increase or Decrease in the Healthcare Cost Trend Rate (Details) - Postretirement Plans [Member]
$ in Millions
12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on total service and interest cost components, increase	$ 5
Effect on total service and interest cost components, decrease	(5)
Effect on postretirement benefit obligation, increase	37
Effect on postretirement benefit obligation, decrease	$ (50)